Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (Unaudited) - CHF (SFr)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed Consolidated Interim Statement Of Profit Or Loss And Other Comprehensive Income Or Loss Unaudited Abstract
Revenue	SFr 105,469	SFr 290,798
Cost of Sales	(212,181)	(1,192,232)
Gross profit	(106,712)	(901,434)
Other operating income	111,405	255,820
Research and development	(2,261,154)	(3,563,883)
Sales and marketing	(160,936)	(2,129,881)
General and administrative	(2,168,953)	(2,076,383)
Operating loss	(4,586,350)	(8,415,761)
Finance expense	(861,118)	(377,985)
Finance income	37,018	509,143
Loss before tax	(5,410,450)	(8,284,603)
Income tax gain/(loss)	(10,596)	46,085
Net loss attributable to owners of the Company	(5,421,046)	(8,238,518)
Items that will never be reclassified to profit or loss
Remeasurement of defined benefit liability, net of taxes of CHF 0	(28,847)	209,526
Items that are or may be reclassified to profit or loss
Foreign currency translation differences, net of taxes of CHF 0	137,747	(63,477)
Other comprehensive income, net of taxes of CHF 0	108,900	146,049
Total comprehensive loss attributable to owners of the Company	SFr (5,312,146)	SFr (8,092,469)
Basic and diluted loss per share (in Francs per share and Dollars per share)	SFr (1.29)	SFr (10.63)